Preferred Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Preferred Shares

16. PREFERRED SHARES

The significant terms of the Series A Preferred Shares, Series B-1 Preferred Shares and Series B-2 Preferred Shares issued by the Company are as follows:

Conversion rights

Optional Conversion

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into Ordinary Shares at any time. The conversion rate for Preferred Shares shall be determined by dividing the applicable Preferred Share Issue Price by the applicable conversion price then in effect at the date of the conversion.

Conversion price adjustment

The initial conversion price will be the applicable Preferred Share Issue Price, which will be subject to adjustments to reflect stock dividends, stock splits and other events (the “Preferred Share Conversion Price”), being no less than par value.

The conversion price is subject to (1) Adjustment for Share Dividends, Subdivisions, Combinations or Consolidations of Ordinary Shares; (2) Adjustments for Other Distributions; (3) Adjustments for Reclassification, Exchange and Substitution; (4) Deemed issue of additional ordinary shares.

Automatic Conversion

Each Preferred Share shall automatically be converted into ordinary shares of the Company, at the then applicable Preferred Share Conversion Price

(i)	upon the closing of a Qualified Initial Public Offering (the “Qualified IPO”);

(ii)	upon the prior written approval of the holders of a majority of the Series A Preferred Shares and the holders of two thirds (2/3) of the Series B Preferred Shares.

Voting rights

Each Preferred Share shall carry a number of votes equal to the number of Ordinary Shares then issuable upon its conversion into Ordinary Shares at the record date for determination of the shareholders entitled to vote on such matters, or, if no such record date is established, at the date such vote is taken or any written consent of shareholders is solicited.

Redemption rights

Redemption Condition for Series A Preferred Shares:

The Series A Preferred Shares is redeemable at any time after the earlier of:

(i)	forty-eight (48) months after January 17, 2014, if the Company has not consummated a Qualified IPO;
(ii)

any Redemption required by other Investors (the “Redemption Start Date for Series A Shares”, together with Redemption Start Date for Series B Shares, the “Redemption Start Date”), then subject to the applicable laws of the Cayman Islands and if so requested by the Majority Series A Holders, the Company shall redeem all or part of the issued, outstanding Series A Preferred Shares in cash out of funds legally available therefor (the “Series A Redemption”, together with the Series B Redemption, the “Redemption”).

16. PREFERRED SHARES – CONTINUED

Redemption Condition for Series B Preferred Shares:

The Series B Preferred Shares is redeemable, at any time after the earlier of:

(i)	forty-eight (48) months after January 17, 2014, if the Company has not consummated a Qualified IPO;
(ii)

any Redemption required by other Investors (the “Redemption Start Date for Series A Shares”, together with Redemption Start Date for Series B Shares, the “Redemption Start Date”), then subject to the applicable laws of the Cayman Islands and if so requested by the Majority Series A Holders, the Company shall redeem all or part of the issued, outstanding Series A Preferred Shares in cash out of funds legally available therefor (the “Series A Redemption”, together with the Series B Redemption, the “Redemption”).

Redemption Price for Series A Preferred Shares:

The redemption price of each Series A preferred share (the “Series A Redemption Price) shall be the higher

Of:

(i)

the sum of the Series A preferred share issuance price; plus 15% compound interest per annum on the Series A preferred share issuance price for each Series A preferred share accreted over the period from January 17, 2014 to the earliest redemption date of the security; plus all declared but unpaid dividends per Series A preferred share;

(ii)	the fair market value determined in accordance with the assessment by the independent appraiser selected jointly by the majority holders of Series A and the Company.

Redemption Price for Series B Preferred Shares:

The redemption price of each Series B preferred share (the “Series B Redemption Price”, together with the “Series A Redemption Price”, the “Redemption Price”) shall be the higher of:

(iii)

the sum of the Series B preferred share issuance price; plus 12% compound interest per annum on the Series B preferred share issuance price for each Series B preferred share accreted over the period from the date of issuance to the earliest redemption date of the security; plus all declared but unpaid dividends per Series B preferred share;

(iv)

the fair market value of each Series B preferred share determined in accordance with the assessment by the independent appraiser selected jointly by the holders of the majority holders of Series B Holders and the Company at the date of redemption.

Dividends rights

No dividend, whether in cash, in property or in shares of the capital of the Company, shall be paid on any other class or series of shares of the Company unless and until a cumulative dividend at the rate of eight percent (8%) of the applicable Preferred Share Issue Price per annum per Preferred Share is first paid in full on the Preferred Shares (on an as-converted basis).

Dividends shall be paid on the Series B Preferred Shares, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, on an as-converted basis and prior and in preference to any dividend on the Series A Preferred Shares; after full and unconditional payment of all dividends on the Series B Preferred Shares, dividends shall be paid on the Series A Preferred Shares, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, on an as-converted basis and prior and in preference to any dividend on the Ordinary Shares; after full and unconditional payment of all dividends on the Series B Preferred Shares and Series A Preferred Shares, dividends shall be paid on all the Preferred Shares and the Ordinary Shares then issued, outstanding, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, on an as-converted basis; provided that such dividends shall be payable only when, as, and if declared by the Board of Directors. Holders of the Preferred Shares shall also be entitled to receive any non-cash dividends declared by the Board on an as-converted basis.

16. PREFERRED SHARES – CONTINUED

Liquidation rights:

Liquidation Preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, all assets and funds of the Company legally available for distribution among holders of the outstanding Shares (on an as-converted to basis) in the following order and manner:

(i)

the holders of the Series B Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the Series A Preferred Shares, the Ordinary Shares or any other class or series of shares then issued, outstanding, an amount per Series B Preferred Share equal to one hundred and fifty percent (150%) of the applicable Series B Issue Price (the “Series B Preference Amount”);

(ii)

after the full Series B Preference Amount has been paid on all issued, outstanding Series B Preferred Shares, the holders of the Series A Preferred Shares shall be entitled to receive, prior to any distribution to the holders of the Ordinary Shares or any other class or series of shares then issued, outstanding, an amount per Series A Preferred Share equal to one hundred and fifty percent (150%) of the Series A Issue Price (the “Series A Preference Amount”);

(iii)

after the full Series B Preference Amount and the Series A Preference Amount on all issued, outstanding Preferred Shares has been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata, pari passu basis among the holders of the Preferred Shares (on an as-converted basis), together with the holders of the Ordinary Shares.

16. PREFERRED SHARES – CONTINUED

Liquidation Event

The following events shall be deemed a liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”):

(i)	any acquisition of the Company (whether by a sale of equity, merger or consolidation) in which in excess of 50% of the Company’s voting power outstanding before such transaction is transferred;
(ii)	a sale of all or substantially all of the Company’s assets and no substantial business operations will be continued by the Company.

The change in the balance of Series Preferred included in mezzanine equity during the years ended December 31, 2016, 2017 and 2018 are as follows:

	Series A Preferred	Series B-1 Preferred	Series B-2 Preferred
	RMB	RMB	RMB
Balance as of January 1, 2016	19,799	21,041	231,439
Accretion of Preferred A shares	3,209	—	—
Accretion of Preferred B shares	—	2,738	30,121
Balance as of December 31, 2016	23,008	23,779	261,560
Accretion of Preferred A shares	3,762	—	—
Accretion of Preferred B shares	—	3,127	34,382
Balance as of December 31, 2017	26,770	26,906	295,942
Accretion of Preferred A shares	177	—	—
Accretion of Preferred B shares	—	368	4,049
Conversion to ordinary shares	(26,947)	(27,274)	(299,991)
Balance as of December 31, 2018	—	—	—

The Group recognizes changes in the redemption value ratably over the redemption period. Increases in the carrying amount of the redeemable preferred shares are recorded by charges against retained earnings, or in the absence of retained earnings, by charges as reduction of additional paid-in capital until additional paid-in capital is reduced to zero. Once paid-in capital is reduced to zero, the redemption value measurement adjustment is recognized as an increase in accumulated deficit. All of these preferred shares were converted to ordinary shares upon the Qualified IPO which was completed in February 2018.